Net Loss per Share (Tables)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of basic and diluted net loss per share attributable to common stockholders

		For the
		Period From
		January 24,
	Three months	2020 (date of
	Ended	inception) to
	September 30,	September 30,
	2020	2020
	(As Restated)	(As Restated)
Net income available to Class A common stockholders:
Interest income	$26,000	$26,000
Less: Income and franchise taxes	(26,000)	(26,000)
Net income attributable to Class A common stockholders	$—	$—

Net income available to Class B common stockholders:
Net loss	$(119,000)	$(121,000)
Add: Change in warrant liability	1,480,000	1,480,000
Less: Costs of warrant issuance	—	(390,000)
Less: amount attributable to Class A common stockholders	—	—
Net (loss) attributable to Class B common stockholders	$1,361,000	$969,000

Evolv Technologies Holdings Inc [Member]
Schedule of basic and diluted net loss per share attributable to common stockholders

	Three Months Ended
	March 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders – basic and diluted	$(13,755)	$(6,430)

Denominator:
Weighted average common shares outstanding – basic and diluted	26,433,739	23,414,746
Net loss per share attributable common stockholders – basic and diluted	$(0.52)	$(0.27)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common stockholders – basic and diluted	$(27,392)	$(19,857)

Denominator:
Weighted average common shares outstanding – basic and diluted	23,625,483	22,655,763
Net loss per share attributable common stockholders – basic and diluted	$(1.16)	$(0.88)

Schedule of potential common shares excluded from the computation of diluted net loss per share

	Three Months Ended
	March 31,
	2021	2020
Options to purchase common stock	62,597,226	28,743,974
Warrants to purchase common stock	2,440,991	1,440,991
Convertible preferred stock (as converted to common stock)	213,951,905	213,951,905
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	2,686,246	2,686,246
Unvested restricted stock units	765,000	—
Convertible notes (as converted to common stock)	10,694,000	—
	293,135,368	246,823,116

	Year Ended December 31,
	2020	2019
Options to purchase common stock	49,679,554	29,488,684
Warrants to purchase common stock	2,440,991	700,000
Convertible preferred stock (as converted to common stock)	213,951,905	205,465,730
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	2,686,246	2,686,246
Convertible notes (as converted to common stock)	16,289,000	—
	285,047,696	238,340,660